SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding, begining balance			603,229	455,552	456,852
Weighted average exercise price, beginning balance			$ 25.67	$ 45.70	$ 45.70
Weighted-Average Remaining Contractual Term			2 years 6 months	6 years 8 months 12 days	6 years 10 months 24 days
Outstanding Aggregate Intrinsic Value
Forfeited/expired			(59,750)	(48,033)	(144,100)
Weighted average exercise price, forfeited expired			$ 20.92
Shares outstanding, ending balance	455,552		543,479	603,229	455,552
Weighted Average Exercise Price Outstanding	$ 45.70		$ 26.19	$ 25.67	$ 45.70
Outstanding Aggregate Intrinsic Value				$ 37,671
Shares outstanding, exercisable balance			402,705	386,507
Weighted Average Exercise Price Exercisable			$ 31.12
Weighted-Average Remaining Contractual Term, Exercisable			1 year 9 months 18 days	6 months
Outstanding Exercisable Aggregate Intrinsic Value				$ 35,425
Outstanding Aggregate Intrinsic Value			$ 37,671
Grants				195,710	142,800
Weighted Average Exercise Price Grants				$ 10.00	$ 11.20
Weighted-Average Remaining Contractual Term grants				10 years	10 years
Outstanding Aggregate Intrinsic Value, Grants
Weighted Average Exercise Price Forfeited/expired
Outstanding Aggregate Intrinsic Value, Forfeited/Expired
Weighted Average Exercise Price Outstanding	$ 45.70		$ 26.19	$ 25.67	$ 45.70
Outstanding shares Exercisable			402,705	386,507
Outstanding shares Exercise price				$ 33.53
Weighted-Average Remaining Contractual Term				5 years 10 months 24 days
Weighted average exercise price, exercisable price			$ 31.12
Viral Clear Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding, begining balance			25,000	25,000	125,000
Weighted average exercise price, beginning balance				$ 5.00	$ 5.00
Weighted-Average Remaining Contractual Term	1 year 6 months	7 years 2 months 12 days		6 months
Weighted average exercise price, forfeited expired					$ 5.00
Shares outstanding, ending balance	25,000			25,000	25,000
Weighted Average Exercise Price Outstanding	$ 5.00				$ 5.00
Shares outstanding, exercisable balance				25,000
Weighted Average Exercise Price Exercisable				$ 5.00
Weighted Average Exercise Price Forfeited/expired
Weighted Average Exercise Price Outstanding	$ 5.00				$ 5.00
Outstanding shares Exercisable				25,000
Outstanding shares Exercise price				$ 5.00
Shares, forfeited/expried					(100,000)
Shares, forfeited/expried					100,000
Weighted average exercise price, exercisable price				$ 5.00